Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of Composition of Derivatives
	For the year ended December
	2022	2021
	€ in thousands
Derivatives presented under current assets
Currency swap	-	639
Swap contracts	273	-
	273	639

Derivatives presented under non-current assets
Swap contracts	1,488	-
Currency swap	-	2,635
	1,488	2,635

Derivatives presented under current liabilities
Swap contracts	-	(3,431)
Financial power swap	(33,183)	(11,352)
	(33,183)	(14,783)

Derivatives presented under non-current liabilities
Financial power swap	(28,354)	(9,542)
Swap contracts	-	(565)
	(28,354)	(10,107)

Schedule of Forward and SWAP Contracts
	December 31, 2022
	Currency/	Currency/		Fair value - €
	linkage/interest rate	linkage/interest rate		in
	receivable	Payable	Date of expiration	thousand

Euro 17.6 million interest swap transaction for a period of 18 years, semi-annually.	Euribor 6 months	Fixed 1%	December 20, 2037	1,761
Financial power swap- electricity price swap fixed for float	Electricity price in Spain	Fixed price	September 30, 2030	(61,537)

Schedule of Contractual Maturities of Financial Liabilities
	December 31, 2022
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	2 years	3-5 years	5 years
	€ in thousands
Non-derivative financial liabilities

Long term loans, including current maturities	273,863	363,553	30,392	42,547	43,381	247,233

Debentures	110,428	141,140	22,878	62,710	55,552	-

Lease liabilities	22,750	35,911	1,630	3,233	3,194	27,854

Trade payables and other accounts payable	15,144	15,144	15,144	-	-	-
	422,185	555,748	70,044	108,490	102,127	275,087

Derivative finance liabilities

Financial power swap	61,537	61,537	33,183	26,424	(2,666)	4,596

	61,537	61,537	33,183	26,424	(2,666)	4,596

	December 31, 2021
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	2 years	3-5 years	5 years
	€ in thousands
Non-derivative financial liabilities

Long term loans, including current maturities	218,895	240,038	147,127	20,671	18,347	53,892

Debentures	137,299	150,116	24,244	66,481	59,391	-

Lease liabilities	20,129	25,825	4,832	2,244	2,201	16,548

Trade payables and other accounts payable	22,058	22,058	22,058	-	-	-
	398,381	438,037	198,261	89,396	79,939	70,440

Derivative finance liabilities

Financial power swap	20,894	20,894	11,352	14,079	1,961	(6,498)

Swap contracts	3,996	3,996	3,431	234	157	174

	24,890	24,890	14,783	14,313	2,118	(6,324)

Schedule of Company's Exposure to Linkage and Foreign Currency Risk

	December 31, 2022
	Non-monetary/ Non finance	NIS(*)	Unlinked	EURO	Total
	€ in thousands

Current assets:
Cash and cash equivalents	-	30,359	55	16,044	46,458
Marketable securities	-	-	2,836	-	2,836
Restricted cash	-	-	-	900	900
Receivable from concession project	-	1,799	-	-	1,799
Trade and other receivables	2,174	4,694	16	5,798	12,682
Non-current assets:
Investments in equity accounted investees	23,976	6,053	-	-	30,029
Advances on account of investments	2,328	-	-	-	2,328
Receivable from concession project	-	24,795	-	-	24,795
Fixed assets	365,756	-	-	-	365,756
Right-of-use asset	30,020	-	-	-	30,020
Intangible asset	4,094	-	-	-	4,094
Restricted cash and deposits	-	5,607	-	14,585	20,192
Deferred tax	23,510	-	-	-	23,510
Long term receivables	7,840	1,171	-	259	9,270
Derivatives	-	-	-	1,488	1,488
Current liabilities:
Current maturities of long term bank loans	-	(2,091)	-	(10,724)	(12,815)
Current maturities of long term loans	-	-	-	(10,000)	(10,000)
Current maturities of debentures	-	(18,714)	-	-	(18,714)
Trade payables	-	(123)	-	(4,381)	(4,504)
Other payables	-	(6,107)	-	(5,100)	(11,207)
Current maturities of derivatives	-	-	-	(33,183)	(33,183)
Current maturities of lease liabilities	-	(193)	-	(552)	(745)
Non-current liabilities:
Long-term lease liabilities	-	(4,740)	-	(17,265)	(22,005)
Long-term loans	-	(13,495)	-	(215,971)	(229,466)
Other long-term bank loans	-	(7,538)	-	(14,044)	(21,582)
Debentures	-	(91,714)	-	-	(91,714)
Deferred tax	(6,770)	-	-	-	(6,770)
Derivatives	-	-	-	(28,354)	(28,354)
Other long-term liabilities	-	(2,021)	-	-	(2,021)
Total exposure in statement
of financial position in
respect of financial assets
and financial liabilities	452,928	(72,258)	2,907	(300,500)	83,077

(*) Including items linked to the Israeli CPI

	December 31, 2021
	Non-monetary/ Non finance	NIS(**)	Unlinked	EURO	Total
	€ in thousands

Current assets:
Cash and cash equivalents	-	30,405	1,090	9,734	41,229
Marketable securities	-	-	1,946	-	1,946
Short term deposits	-	28,410	-	-	28,410
Restricted cash	-	-	-	1,000	1,000
Receivable from concession project	-	1,784	-	-	1,784
Trade and other receivables	1,020	739	-	7,728	9,487
Non-current assets:
Investments in equity accounted investees	25,534	8,495	-	-	34,029
Advances on account of investments	1,554	-	-	-	1,554
Receivable from concession project	-	26,909	-	-	26,909
Fixed assets	*340,897	-	-	-	340,897
Right-of-use asset	23,367	-	-	-	23,367
Intangible asset	4,762	-	-	-	4,762
Restricted cash and deposits	-	6,630	-	9,000	15,630
Deferred tax	12,952	-	-	-	12,952
Long term receivables	1,928	1,272	-	2,188	5,388
Derivatives	-	-	-	2,635	2,635
Current liabilities:
Current maturities of long term bank loans	-	(2,024)	-	(124,156)	(126,180)
Current maturities of long term loans	-	-	-	(16,401)	(16,401)
Current maturities of debentures	-	(19,806)	-	-	(19,806)
Trade payables	-	(218)	-	(2,686)	(2,904)
Other payables	-	(6,882)	(527)	(13,397)	(20,806)
Current maturities of derivatives	-	-	-	(14,783)	(14,783)
Current maturities of lease liabilities	-	(3,782)	-	(547)	(4,329)
Non-current liabilities:
Long-term lease liabilities	-	(5,154)	-	(10,646)	(15,800)
Long-term loans	-	(15,803)	-	(23,290)	(39,093)
Other long-term bank loans	-	(6,898)	-	(30,323)	(37,221)
Debentures	-	(117,493)	-	-	(117,493)
Deferred tax	*(9,044)	-	-	-	(9,044)
Derivatives	-	-	-	(10,107)	(10,107)
Other long-term liabilities	-	(3,905)	-	-	(3,905)
Total exposure in statement
of financial position in
respect of financial assets
and financial liabilities	402,970	(77,321)	2,509	(214,051)	114,107

** Including items linked to Israeli CPI
* Restated following application of an amendment to IAS 16 - see Note 2C.

Schedule of Significant Exchange Rates
	For the year ended December 31
	Rate of		Rate of
	Change		Change
	%	Dollar	%	NIS
1 Euro in 2022	(5.8)	1.066	6.6	3.753
1 Euro in 2021	(7.7)	1.132	(10.8)	3.520

Schedule of Sensitivity Analysis
	December 31, 2022
	Increase	Decrease
	Equity	Equity
	€ thousands
Change in the exchange rate of:
5% in the USD	155	(155)
5% in NIS	(963)	963

	December 31, 2021
	Increase	Increase
	Equity	Equity
	€ thousands
Change in the exchange rate of:
5% in the USD	111	(111)
5% in NIS	(1,098)	1,098

Schedule of Change in Interest Rate
	December 31,
	2022	2021
	Profit or loss	Profit or loss
	€ in thousands
Increase of 1%	1,313	2,446
Increase of 3%	4,245	7,368
Decrease of 1%	(1,615)	(2,474)
Decrease of 3%	(4,548)	(7,396)

Schedule of Statement of Fair value of Other Financial Liabilities
December 31, 2022
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	110,428	102,957	-	-
Loans from banks and others (including current maturities)	273,863	-	217,073	-	Discounting future cash flows by the market interest rate on the date of measurement.
Discount rate of Euribor+ 2% with a zero floor, Euribor+ 5.27%, fix rate for 5 years 2.65%-4.5% Linkage to Euribor, fix rate 2.58%-3.03%, fix rate 2.75%-7% Linkage to Consumer price index in Israel and floating interest rate based on the Bank of Israel Rate plus a spread of 4.35%.

	384,291	102,957	217,073	-

December 31, 2021
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	137,299	140,293	-	-
Loans from banks and others (including current maturities)	218,895	-	223,287	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.53%, fix rate for 5 years 2.9%-3.1% and 4.65% Linkage to Consumer price index in Israel

	356,194	140,293	223,287	-

Schedule of Interest Rates Used to Discount Estimated Cash Flows
December 31,
	2022	2021
%
Non-current liabilities:
Loans from banks	Discount rate of Euribor+ 2% with a zero floor	Euribor+ 1.76%- 2.75% with a zero floor
Loans from banks	fix rate for 5 years 2.65%-4.5% Linkage to Euribor	fix rate for 5 years 2.65% - 3.55%
Loans from banks	4.65% Linkage to Consumer price index in Israel	4.65% Linkage to Consumer price index in Israel
Loans from banks	fix rate 2.58%-3.03%	-
Loans from others	Euribor+ 5.27%	Euribor+ 5.27%
Loans from others	7% Linkage to Consumer price index in Israel and fixed rate of 5.5%	7% Linkage to Consumer price index in Israel and fixed rate of 5.5%

Schedule of Fair Values Hierarchy
	December 31, 2022
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Marketable securities	2,836	-	-	2,836	Market price
Swap contracts	-	1,761	-	1,761
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Financial power swap	-	-	(61,537)	(61,537)
Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.

	December 31, 2021
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Marketable securities	1,946	-	-	1,946	Market price
Swap contracts	-	(3,996)	-	(3,996)
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Currency swap	-	3,274	-	3,274
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Dori Energy loan	-	-	8,495	8,495
The fair value is measured by discounting the expected future loan repayments and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks. The discounting rate was estimated at approximately 10% and the expected yearly change of Israeli Consumer Price Index, during the expected lifetime of the loan, was estimated at approximately 1%.

Financial power swap	-	-	(20,894)	(20,894)
Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.

Schedule of Reconciliation Financial Instruments Carried at Fair Value

Financial assets
Dori Energy loan
€ in thousands

Balance as at December 31, 2020	8,745

Total income recognized in profit or loss	799
Grant of loan	335
Repayment	(2,259)
Foreign Currency translation adjustments	875

Balance as at December 31, 2021	8,495

Total income recognized in profit or loss	243
Grant of loan	128
Repayment	(149)
Conversion to capital notes	(6,053)
(2,665)

Current maturities	(2,665)

Balance as at December 31, 2022	-

Financial liability
Financial power swap
€ in thousands

Balance as at December 31, 2020	10,238

Total income recognized in other comprehensive income	(31,132)

Balance as at December 31, 2021	(20,894)

Total income is recognized in other comprehensive income	(40,643)

Balance as at December 31, 2022	(61,537)